INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Intangible Asset [Line Items]
Amortization of Intangible Assets	¥ 21,967	¥ 31,058
Impairment loss of intangible assets	¥ 100,156	¥ 26,580
Apartment rental contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Intangible Asset [Line Items]
Business combination revenue growth rate for valuation of trademarks acquired	0.00%
Business combination discount rate for valuation of trademarks acquired	11.00%
Apartment rental agreements	¥ 29,550
Impairment loss of intangible assets	¥ 29,550